Schedule of Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Research and development expenses
Research and development expenses, net	$ (23)	$ (195)	$ (710)	$ (2,061)
Less- government grants	41	180	468
Marketing expenses	(2)	(168)	(220)	(822)
General and administrative expenses
Total General and administrative expenses	(228)	(295)	(1,011)	(2,028)
Financial expenses (income), net	(520)	1	(6)	2
Other expenses	23	195	710	2,061
Less- government grants	(41)	(180)	(468)
Research and development expenses, net	23	195	710	2,061
Marketing expenses	2	168	220	822
Total General and administrative expenses	228	295	1,011	2,028
Other income			(48)
Financial expenses (income), net	520	(1)	6	(2)
Reconciliation of profit or loss adjustments and reconciling items
Depreciation	3	9	21	17
Stock-based compensation	54	206	485	1,682
Net loss	(773)	(657)	(1,899)	(4,909)
Reportable Segment [Member]
Research and development expenses
Research and development expenses, net	17	174	(667)	(1,903)
Less- government grants	(41)	(180)	468
Marketing expenses	1	2	(5)	(163)
General and administrative expenses
Total General and administrative expenses	178	267	(763)	(1,146)
Financial expenses (income), net	520	(1)	(6)	2
Segment net loss	773	657	(1,393)	(3,210)
Other expenses	(17)	(174)	667	1,903
Less- government grants	41	180	(468)
Research and development expenses, net	(17)	(174)	667	1,903
Marketing expenses	(1)	(2)	5	163
Total General and administrative expenses	(178)	(267)	763	1,146
Other income			(48)
Financial expenses (income), net	(520)	1	6	(2)
Segment net loss	(773)	(657)	1,393	3,210
Reconciliation of profit or loss adjustments and reconciling items
Depreciation			21	17
Stock-based compensation			485	1,682
Net loss			1,899	4,909
Reportable Segment [Member] | Salaries And Related Expenses [Member]
Research and development expenses
Research and development expenses, net	29	187	(489)	(778)
General and administrative expenses
Total General and administrative expenses	21	54	(86)	(242)
Other expenses	(29)	(187)	489	778
Research and development expenses, net	(29)	(187)	489	778
Total General and administrative expenses	(21)	(54)	86	242
Reportable Segment [Member] | Subcontractors [Member]
Research and development expenses
Research and development expenses, net	4	121	(464)	(794)
General and administrative expenses
Other expenses	(4)	(121)	464	794
Research and development expenses, net	(4)	(121)	464	794
Reportable Segment [Member] | Materials [Member]
Research and development expenses
Research and development expenses, net	7		(1)	(55)
General and administrative expenses
Other expenses	(7)		1	55
Research and development expenses, net	(7)		1	55
Reportable Segment [Member] | Usability Study [Member]
Research and development expenses
Research and development expenses, net	5	14	(33)	(153)
General and administrative expenses
Other expenses	(5)	(14)	33	153
Research and development expenses, net	(5)	(14)	33	153
Reportable Segment [Member] | Other Expenses [Member]
Research and development expenses
Research and development expenses, net	13	32	(148)	(123)
General and administrative expenses
Total General and administrative expenses	9	16	(58)	(127)
Other expenses	(13)	(32)	148	123
Research and development expenses, net	(13)	(32)	148	123
Total General and administrative expenses	(9)	(16)	58	127
Reportable Segment [Member] | Professional Expenses [Member]
General and administrative expenses
Total General and administrative expenses	123	165	(504)	(683)
Total General and administrative expenses	(123)	(165)	504	683
Reportable Segment [Member] | Rent And Maintenance [Member]
General and administrative expenses
Total General and administrative expenses	25	32	(115)	(94)
Total General and administrative expenses	$ (25)	$ (32)	$ 115	$ 94